Derivative financial instruments (Details) (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Derivative [Line Items]
Notional amount	$ 282,847
Fair value of interest rate swaps	5,500
Increase in debt due to fair value adjustment	4,480
Fair value hedge related to long-term debt due in 2012 [Member]
Derivative [Line Items]
Notional amount	84,847	210,000
Fair value of interest rate swaps	1,719	5,456
Increase in debt due to fair value adjustment	1,114	4,879
Amount of bonds retired	195,463
Cash received on settlement of a portion of interest rate swaps	2,548
Fair value adjustment to hedged debt recognized in earnings at hedge termination	3,094
Accumulated fair value adjustment to hedged debt deferred at hedge termination recorded as a decrease to interest expense over the term of the remaining debt	1,356
Fair value hedge related to long-term debt in 2014 [Member]
Derivative [Line Items]
Notional amount	198,000
Fair value of interest rate swaps	3,781
Increase in debt due to fair value adjustment	$ 3,366